LEASE LIABILITIES (Schedule of Lease Payments Not Recognised as Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease liabilities [Abstract]
Short term leases		$ 130
Leases of low value assets
Variable lease payments
Lease payments not recognised as a liability		$ 130